Subsequent Events (Details) - Subsequent Event [Member]	Jan. 17, 2025 USD ($) $ / shares	Mar. 10, 2025 $ / shares	Jan. 31, 2025 USD ($)
Subsequent Events (Details) [Line Items]
Common stock, par value (in Dollars per share) | $ / shares		$ 0.001
Preferred stock, par value (in Dollars per share) | $ / shares		$ 0.001
Equity offering maximum amount			$ 50,000,000
RABLBX Merger Sub Inc. and REalloys [Member]
Subsequent Events (Details) [Line Items]
Business acquisition percentage of common stock retained (as a percent)		7.30%
Business acquisition percentage of common and preferred stock retained (as a percent)		92.70%
Five Narrow Lane LP (“FNL”) [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal amount	$ 2,300,000
Principal amount received	1,050,000
Debt instrument funding upon registration	750,000
Debt instrument funding upon registration declared effective	$ 500,000
Debt instrument conversion multiplier	3
Series C Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Preferred stock, par value (in Dollars per share) | $ / shares	$ 0.001